Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets

(in thousands of $)	June 30, 2021	December 31, 2020
Investment in listed equity securities (note 9 and 18) (1)	660,642	—
Other receivables	4,288	6,291
Prepaid expenses	3,963	2,391
	668,893	8,682

(1) “Investment in listed equity securities” comprised of our 18.6 million NFE shares (note 9 and 18), and associated dividend receivable from these shares, amounting to $658.8 million and $1.9 million, respectively. Dividend receivable is included in the income statement line-item “Other non-operating losses, net”.